Employee benefits - Accumulated benefit obligation in excess of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 914,353	$ 852,551
Accumulated benefit obligation	914,353	852,551
Fair value of plan assets	878,785	799,935
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	179,210	168,681
Accumulated benefit obligation	179,210	168,681
Fair value of plan assets	$ 0	$ 0